Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities [Abstract]
Schedule of other liabilities

	2022	2021
Suppliers	3,256	7,223
Lease liabilities (a)	2,243	951
Dividends payable (b)	2,085	—
Other current liabilities	68	217
Other current liabilities	7,652	8,391
Investment fund participating share in Patria Brazilian Private Equity III, Ltd., and Patria Brazil Real Estate Fund General Partner II, Ltd. (c)	262	796
Lease liabilities (a)	13,851	6,913
Other non-current liabilities	21	37
Other non-current liabilities	14,134	7,746
(a)The Group is the lessee in lease agreements for which the underlying assets are the office spaces located in Grand Cayman, London, New York, Montevideo, Santiago and São Paulo as disclosed in note 20.

(b)Dividends payable to the previous owners of VBI prior to acquisition by the Group that remain payable on December 31, 2022.
(c)This liability refers to a participating share held by a related party in Patria Brazilian Private Equity III, Ltd., and Patria Brazil Real Estate Fund General Partner II, Ltd. that gives it the right to all returns and the related investment in PBPE Fund III (Ontario), L.P. and Patria Brazil Real Estate Fund II, L.P. For more details, see note 12(b).